LEASE AND OTHER RECEIVABLES, NET - Schedule of Gross Carrying Amount and Loss Allowance Provision for Tenant Notes Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lease And Other Receivables Net
Gross carrying amount - short term	$ 400,773	$ 518,091
Loss allowance provision - short term	(6,606)	(8,548)
Tenant notes receivable - short term, net	394,167	509,543
Gross carrying amount - long term	1,393,810	1,777,952
Loss allowance provision - long term	(22,998)	(29,336)
Tenant notes receivable - long term, net	$ 1,370,812	$ 1,748,616